Taxation (Composition of Income Tax Expense, Effects of Income Tax Expense Exemption and Reduction) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Tax holiday effect	$ 62,893	$ 39,451	$ 46,910
Basic earnings per share	$ 0.59	$ 0.37	$ 0.45